BRANDON J. CAGE
Assistant Vice President, Counsel
Law Department
Phone: 949-219-3943
Fax: 949-219-6952
Brandon.Cage@pacificlife.com
September 28, 2011
Attention: EDGAR Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549-0506

Re:	Registration Statement for Pacific Destinations O-Series Individual Flexible Premium
Deferred Variable Annuity (File Number 333-175279) funded by Separate Account
A (File Number 811-08946) of Pacific Life Insurance Company
Dear Sir or Madam:
On behalf of Pacific Life Insurance Company (“Pacific Life”) and Separate Account A (“Separate Account”) of Pacific Life, attached for electronic filing under the Securities Act of 1933 (“1933 Act”) is Pre-Effective Amendment No. 1 to the above referenced Registration Statement, with exhibits, on Form N-4. The enclosed relates to an individual flexible premium deferred variable annuity contract designated as the Pacific Destinations O-Series Individual Flexible Premium Deferred Variable Annuity Contract, which is funded by the Separate Account.
The purpose of this filing is to incorporate Staff comments dated August 19, 2011.
If you have any questions or comments with respect to this filing, please contact me at the number listed above. Thank you.

Sincerely,

/s/ BRANDON J. CAGE

Brandon J. Cage